Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
BNY Mellon Natural Resources Fund- Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 2,230,000	$ 2,148,402	$ 1,769,676	$ 1,374,800	$ 875,570	$ 942,830	$ 1,109,693	$ 993,040	$ 863,708	$ 748,131	$ 1,000,000
BNY Mellon Natural Resources Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 22,085	21,295	17,561	13,657	8,705	9,384	11,060	9,912	8,630	7,481	10,000
BNY Mellon Natural Resources Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 20,023	19,496	16,232	12,745	8,204	8,931	10,628	9,618	8,457	7,405	10,000
BNY Mellon Natural Resources Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 20,278	19,606	16,206	12,629	8,072	8,726	10,312	9,266	8,092	7,032	9,424
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500® Index
Account Value	$ 34,295	25,368	20,969	24,830	18,899	16,663	16,117	13,694	11,546	9,997	10,000
S&P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 17,416	$ 16,179	$ 13,736	$ 13,600	$ 9,562	$ 10,569	$ 11,873	$ 10,407	$ 8,635	$ 6,924	$ 10,000